MANAGED PORTFOLIO SERIES
(the “Trust”)
Jackson Square Large-Cap Growth Fund
Jackson Square SMID-Cap Growth Fund

(the “Funds”)

Supplement dated May 5, 2025, to the Statutory Prospectus dated February 28, 2025

Effective May 1, 2025, the mailing address for the Funds has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Funds to:

Regular Mail:

[FUND NAME]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:

[FUND NAME]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement with your Statutory Prospectus